CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 117,059,678	$ 18,369,218	¥ 101,858,489	¥ 92,994,418
Cost of revenues (Including inventory write-down of RMB347,498, RMB554,850 and RMB35,346 for the years ended December 31, 2019, 2020 and 2021, respectively)	(93,953,121)	(14,743,295)	(80,573,181)	(72,314,190)
Gross profit	23,106,557	3,625,923	21,285,308	20,680,228
Operating expenses:
Fulfillment expenses (Including shipping and handling expenses of RMB4,632,552, RMB4,508,208 and RMB5,239,085 for the years ended December 31, 2019, 2020 and 2021, respectively)	(7,652,504)	(1,200,845)	(6,878,991)	(7,317,706)
Marketing expenses	(5,089,213)	(798,609)	(4,284,274)	(3,323,927)
Technology and content expenses	(1,517,307)	(238,099)	(1,221,264)	(1,568,107)
General and administrative expenses	(4,189,690)	(657,454)	(3,748,548)	(4,064,264)
Goodwill impairment loss | ¥	0		0	(278,263)
Total operating expenses	(18,448,714)	(2,895,007)	(16,133,077)	(16,552,267)
Other operating income	924,579	145,087	707,855	645,413
Income from operations	5,582,422	876,003	5,860,086	4,773,374
Impairment loss of investments	(414,780)	(65,088)	(43,160)	(127,589)
Interest expenses	(14,461)	(2,269)	(67,357)	(86,004)
Interest income	671,461	105,367	449,017	217,027
Exchange loss	(37,052)	(5,814)	(160,097)	(935)
Investment gain and revaluation of investments	85,685	13,446	980,868	166,932
Income before income taxes and share of income of equity method investees	5,873,275	921,645	7,019,357	4,942,805
Income tax expense	(1,222,704)	(191,869)	(1,130,016)	(983,554)
Share of income of equity method investees, net of tax of nil	42,303	6,638	30,015	27,182
Net income	4,692,874	736,414	5,919,356	3,986,433
Net loss (income) attributable to non-controlling interests	(11,801)	(1,852)	(12,399)	30,399
Net income attributable to Vipshop Holdings Limited's shareholders	¥ 4,681,073	$ 734,562	¥ 5,906,957	¥ 4,016,832
Weighted average number of Class A and Class B ordinary shares for computing earnings per Class A and Class B ordinary share:
- Basic (in shares)	136,175,112	136,175,112	135,077,790	133,524,129
- Diluted (in shares)	138,745,022	138,745,022	138,036,010	136,081,415
Net earnings per Class A and Class B ordinary share
- Basic (in dollars per share) | (per share)	¥ 34.38	$ 5.39	¥ 43.73	¥ 30.08
- Diluted (in dollars per share) | (per share)	¥ 33.74	$ 5.29	¥ 42.79	¥ 29.58
Net income	¥ 4,692,874	$ 736,414	¥ 5,919,356	¥ 3,986,433
Other comprehensive loss:
Foreign currency translation, net of tax of nil	(29,645)	(4,652)	(2,298)	(25,773)
Comprehensive income	4,663,229	731,762	5,917,058	3,960,660
Less: Comprehensive (loss) income attributable to non-controlling interests	11,801	1,852	12,399	(30,399)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	4,651,428	729,910	5,904,659	3,991,059
Product revenues
Net revenues:
Total net revenues	111,256,902	17,458,636	97,449,712	88,721,311
Other revenues
Net revenues:
Total net revenues	¥ 5,802,776	$ 910,582	¥ 4,408,777	¥ 4,273,107